Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	£ 1,424	£ 1,544
Customer redress
Disclosure of other provisions [line items]
Provisions	349	378
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	105	159
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	121	136
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	549	583
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 300	£ 288